Summary of Significant Accounting Policies (Details)				3 Months Ended	12 Months Ended
	May 12, 2025 shares	Oct. 31, 2024 shares	Sep. 30, 2024 shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2025 USD ($)	Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Chief operating decision maker					Chief Executive Officer
CODM description					Chief Executive Officer is its Chief Operating Decision Maker (the “CODM”). Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the CODM in deciding how to allocate resources to an individual segment and in assessing performance.
Number of operating segment					1
Number of reportable segment					1
Other receivables					$ 302,500	$ 302,500
Depreciation expense					190,305	224,616
Net unissued patents					1,155,195	836,428
Issued patents					1,110,815
Amortization expense					104,137	125,893
Future amortization expense					$ 105,000
Common stock initially reserved for issuance (in Shares) | shares					190,000
Stocks of common stock (in Shares) | shares					190,000
Percentage of common stock outstanding					5.00%
Gross deferred tax asset					$ 7,081,648	$ 4,082,846
Federal depository insurance coverage					$ 250,000
Reverse stock split	1-for-50
Common stock issued (in Shares) | shares					7,465,283	2,633,956
Common stock outstanding (in Shares) | shares					7,465,283	2,633,956
Converted share of common stock (in Shares) | shares		2,707	2,707
Reclassification of common stock				$ 13,311
Paid cash					$ 204,725	$ 3,353,732	$ 460
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Patents useful life					20 years
Global Graphene Group [Member]
Summary of Significant Accounting Policies [Line Items]
Transaction costs								$ 302,500
Deferred Income Tax Charge [Member]
Summary of Significant Accounting Policies [Line Items]
Gross deferred tax asset					$ 400,000	$ 200,000
Reverse Stock Split [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock issued (in Shares) | shares	50
Common stock outstanding (in Shares) | shares	50
Converted share of common stock (in Shares) | shares	1